Accumulated Other Comprehensive Loss	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Loss

Note 7. Accumulated Other Comprehensive Loss

Accumulated other comprehensive loss was comprised of the following as of March 31, 2021 and December 31, 2020 (in thousands):

	March 31,	December 31,
	2021	2020
Foreign currency translation loss	$(181)	$(170)
Unrealized loss on investments	(71)	(60)
Total accumulated other comprehensive loss	$(252)	$(230)

During the three months ended March 31, 2021 and March 31, 2020, there were no significant amounts related to foreign currency translation loss or realized gains or loss on investments reclassified to net loss from accumulated other comprehensive loss.

Note 7.   Accumulated Other Comprehensive Loss

Accumulated other comprehensive loss was comprised of the following as of December 31, 2020 and December 31, 2019 (in thousands):

	December 31,
	2020	2019
Foreign currency translation loss	$(170)	$(216)
Unrealized loss on investments	(60)	—
Total accumulated other comprehensive loss	$(230)	$(216)

During 2020, 2019 and 2018, there were no significant amounts related to foreign currency translation loss or realized gains or loss on investments reclassified to net loss from accumulated other comprehensive loss.